Long-term Debt Long-term Debt	12 Months Ended
Feb. 28, 2018
Debt Disclosure [Abstract]
Long-term Debt
LONG-TERM DEBT

3.75% Convertible Debentures
On September 7, 2016, Fairfax Financial Holdings Limited (“Fairfax”) and other institutional investors invested in the Company through a private placement of new debentures in an aggregate amount of $605 million (the “3.75% Debentures”), which partially replaced $1.25 billion aggregate principal amount of debentures issued in a private placement in fiscal 2014 (the “6% Debentures”) as described below (collectively, the “Debentures”).
Interest on the 3.75% Debentures is payable quarterly in arrears at a rate of 3.75% per annum.  The 3.75% Debentures mature on November 13, 2020, and each $1,000 of Debentures is convertible at any time into 100 common shares of the Company, for a total of 60.5 million common shares at a price of $10.00 per share for all 3.75% Debentures, subject to adjustments. Covenants associated with the 3.75% Debentures include limitations on the Company’s total indebtedness.
Under specified events of default, the outstanding principal and any accrued interest on the 3.75% Debentures become immediately due and payable upon request of holders holding not less than 25% of the principal amount of the Debentures then outstanding. During an event of default, the interest rate rises to 7.75% per annum.
The 3.75% Debentures are subject to a change of control provision whereby the Company would be required to make an offer to repurchase the 3.75% Debentures at 115% of par value if a person or group (not affiliated with Fairfax) acquires 35% of the Company’s outstanding common shares, acquires all or substantially all of its assets, or if the Company merges with another entity and the Company’s existing shareholders hold less than 50% of the common shares of the surviving entity.
As of February 28, 2018, the fair value of the 3.75% Debentures was determined to be $782 million. The difference between the fair value of the 3.75% Debentures and the unpaid principal balance of $605 million is $177 million.  The fair value of the 3.75% Debentures is measured using Level 2 fair value inputs.
The Company recorded total non-cash charges associated with the change in the fair value of the 3.75% Debentures of $191 million in fiscal 2018. The Company recorded non-cash income associated with the change in the fair value of the 3.75% Debentures of $14 million in fiscal 2017. With the charges associated with the change in the fair value of the 6% Debentures of $38 million as described below, the Company recorded total charges associated with the change in the Debentures of $24 million in fiscal 2017 (the “Fiscal 2017 Debentures fair value adjustments”). Non-cash income associated with the change in the fair value of the 6% Debentures was $430 million in fiscal 2016 (the “Fiscal 2016 Debentures fair value adjustments”). These adjustments are included on their own line of the Company’s consolidated statements of operations. For a description of how the adoption of ASU 2016-01 will affect the recording of the fair value of the Debentures, see Note 2.
The Company recorded interest expense related to the Debentures of $23 million, which has been included in investment income (loss) on the Company’s consolidated statements of operations in fiscal 2018 (fiscal 2017 - $48 million; fiscal 2016 - $75 million). The Company is required to make quarterly interest-only payments of approximately $6 million during the remaining term the 3.75% Debentures are outstanding.
Fairfax, a related party under U.S. GAAP, owned $500 million principal amount of the 6% Debentures and also purchased $500 million principal amount of the 3.75% Debentures. As such, the redemption of Fairfax’s portion of the 6% Debentures, the investment by Fairfax in the 3.75% Debentures and the payment of interest on the 3.75% Debentures represent related-party transactions. Fairfax receives interest at the same rate as other Debenture holders.
6% Convertible Debentures
In fiscal 2014, the Company issued $1.25 billion of 6% Debentures. The terms of the 6% Debentures were substantially similar to those of the 3.75% Debentures, except for an interest rate of 6%, and the Company had an option to redeem the 6% Debentures after November 13, 2016 at specified redemption prices in specified periods.
As at February 28, 2016, the fair value of the 6% Debentures was $1.28 billion. The Company recorded non-cash charges associated with the change in the fair value of the 6% Debentures of $38 million in fiscal 2017 prior to the redemption as described below.
On August 4, 2016, the Company announced that the Toronto Stock Exchange had accepted notice of the Company’s normal course issuer bid to purchase up to $125 million principal amount of the outstanding 6% Debentures, representing 10% of the outstanding 6% Debentures as at July 31, 2016. During the second quarter of fiscal 2017, the Company repurchased and canceled approximately $5.0 million principal amount of 6% Debentures for approximately $5.3 million.
On August 26, 2016, the Company announced that, with the approval of the holders of the 6% Debentures, the indenture governing the 6% Debentures had been amended to permit optional redemption by the Company prior to November 13, 2016, the first date the Company would have otherwise been able to redeem the 6% Debentures. The Company announced that it would redeem the 6% Debentures for a redemption amount of approximately $1.33 billion (the “Redemption Amount”, which included approximately $19 million in accrued interest), which would settle all outstanding obligations of the Company in respect of the 6% Debentures. The redemption was completed on September 2, 2016. As the Company accounted for the 6% Debentures at fair value, the impact to the consolidated statements of operations of the redemption was recorded in the second quarter of fiscal 2017, as the Redemption Amount represented the fair value of the 6% Debentures at August 31, 2016.